Finance expense (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Finance Cost

	2020 £m	2019 £m	2018 £m
Finance expense arising on:
Financial liabilities at amortised cost	(813)	(832)	(677)
Derivatives at fair value through profit or loss	(7)	(6)	(38)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	353	(425)	55
Retranslation of loans	(357)	424	(52)
Reclassification of hedges from other comprehensive income	(2)	(2)	(2)
Unwinding of discounts on provisions	(3)	(8)	(15)
Finance expense arising on lease liabilities	(40)	(39)	(2)
Other finance expense	(23)	(24)	(67)

	(892)	(912)	(798)